UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013 to February 28, 2014

Item 1.  Schedule of Investments.
Attached hereto.

ENY Guggenheim Canadian Energy Income ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.8%
	Canada - 99.8%
28,738	AltaGas Ltd.(a)	$ 1,103,101
73,795	ARC Resources Ltd.(a)	1,991,288
29,497	Baytex Energy Corp.(a)	1,075,743
40,242	Bonavista Energy Corp.(a)	579,118
6,349	Bonterra Energy Corp.	312,818
8,363	Calfrac Well Services Ltd.	271,149
12,299	Canadian Energy Services & Technology Corp.	293,323
63,589	Canadian Natural Resources Ltd.	2,327,681
111,848	Canadian Oil Sands Ltd.	2,132,988
73,259	Cenovus Energy, Inc.	1,939,764
54,545	Crescent Point Energy Corp.(a)	1,914,828
10,420	Enbridge Income Fund Holdings, Inc.	240,509
49,919	Enbridge, Inc.(a)	2,110,492
18,403	Enerflex Ltd.	262,508
47,777	Enerplus Corp.(a)	946,519
30,871	Ensign Energy Services, Inc.	493,902
11,532	Freehold Royalties Ltd.	236,172
28,810	Gibson Energy, Inc.	702,194
69,598	Husky Energy, Inc.	2,116,956
71,611	Inter Pipeline Ltd.(a)	1,937,531
18,642	Keyera Corp.	1,124,802
46,580	Lightstream Resources Ltd.(a)	262,577
21,235	Mullen Group Ltd.	526,199
76,635	Pacific Rubiales Energy Corp.	1,055,769
16,699	Parkland Fuel Corp.(a)	296,583
15,370	Pason Systems, Inc.	396,833
64,226	Pembina Pipeline Corp.(a)	2,315,606
122,859	Pengrowth Energy Corp.(a)	827,976
115,513	Penn West Petroleum Ltd.(a)	947,521
33,239	Peyto Exploration & Development Corp.	1,083,995
68,829	Precision Drilling Corp.	757,961
20,393	Savanna Energy Services Corp.(a)	149,408
60,699	Suncor Energy, Inc.	2,003,103
38,853	Surge Energy, Inc.(a)	207,085
177,670	Talisman Energy, Inc.	1,829,747
47,417	TransCanada Corp.	2,087,813
35,025	Trican Well Service Ltd.	442,657
28,481	Trinidad Drilling Ltd.	285,337
47,463	Veresen, Inc.(a)	717,766
22,299	Vermilion Energy, Inc.(a)	1,259,034
40,477	Whitecap Resources, Inc.	439,160
	(Cost $42,062,079)	42,005,516

	Investments of Collateral for Securities Loaned - 28.8%
12,126,096	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)	12,126,096
	(Cost $12,126,096)

	Total Investments - 128.6%
	(Cost $54,188,175)	54,131,612
	Liabilities in excess of Other Assets - (28.6%)	(12,031,351)
	Net Assets - 100.0%	$ 42,100,261

(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)
At February 28, 2014, the total market value of the Fund's securities on loan was $13,275,317 and the total market value of the collateral held by the Fund was $17,528,560, consisting of cash collateral of $12,126,096 and U.S. Government and Agency securities valued at $5,402,464.

(c)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

Summary of Investments by Sector Classification*
Sector % of Long-Term Investments
Energy	96.7%
Utilities	3.3%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 54,280,238	$ 2,694,087	$ (2,842,713)	$ (148,626)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities were determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$42,006	$-	$-	$42,006
Investments of Collateral for Securities Loaned	12,126	-	-	12,126
Total	$54,132	$-	$-	$54,132

During the nine months ended February 28, 2014, there were no transfers between levels.

TAO Guggenheim China Real Estate ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.9%
	Diversified - 11.6%
274,000	Goldin Properties Holdings Ltd.(a)	$ 122,507
118,984	Swire Pacific Ltd., Class A	1,336,089
197,468	Swire Pacific Ltd., Class B	418,799
179,962	Wharf Holdings Ltd.	1,255,622
		3,133,017

	Financial - 88.3%
271,962	Agile Property Holdings Ltd.	232,328
549,898	Champion Real Estate Investment Trust, REIT	246,570
91,284	Cheung Kong Holdings Ltd.	1,430,236
169,974	China Overseas Grand Oceans Group Ltd.	121,550
476,163	China Overseas Land & Investment Ltd.	1,279,208
390,188	China Resources Land Ltd.	882,832
512,000	China South City Holdings Ltd.	256,625
99,984	Chinese Estates Holdings Ltd.	193,242
1,429,302	Country Garden Holdings Co. Ltd.	740,337
13,602	E-House China Holdings Ltd., ADR	170,297
1,238,194	Evergrande Real Estate Group Ltd.(b)	528,076
268,958	Fortune Real Estate Investment Trust, REIT (Singapore)	208,622
559,888	Franshion Properties China Ltd.	173,859
518,900	Glorious Property Holdings Ltd.	77,557
66,990	Great Eagle Holdings Ltd.	227,010
90,474	Greentown China Holdings Ltd.	118,440
213,162	Guangzhou R&F Properties Co. Ltd.	288,938
178,972	Hang Lung Group Ltd.	840,547
436,942	Hang Lung Properties Ltd.	1,213,251
240,659	Henderson Land Development Co. Ltd.	1,348,873
245,000	Hongkong Land Holdings Ltd.	1,536,150
131,476	Hopewell Holdings Ltd.	444,688
173,984	Hopson Development Holdings Ltd.(a)	162,079
146,976	Hysan Development Co. Ltd.	613,580
231,958	K Wah International Holdings Ltd.	179,624
390,930	Kaisa Group Holdings Ltd.	132,475
155,472	Kerry Properties Ltd.	512,828
265,456	KWG Property Holding Ltd.	134,420
290,456	Link Real Estate Investment Trust, REIT	1,349,165
251,456	Longfor Properties Co. Ltd.	346,677
621,514	New World China Land Ltd.	370,776
753,882	New World Development Co. Ltd.	975,252
408,932	Poly Property Group Co. Ltd.	187,051
2,239,620	Renhe Commercial Holdings Co. Ltd.	112,543
453,930	Shenzhen Investment Ltd.	152,069
261,958	Shimao Property Holdings Ltd.	526,545
773,172	Shui On Land Ltd.	213,191
711,304	Sino Land Co. Ltd.	1,008,155
819,874	Sino-Ocean Land Holdings Ltd.	435,235
337,936	SOHO China Ltd.	256,030
112,984	Sun Hung Kai Properties Ltd.	1,445,592
366,731	Sunac China Holdings Ltd.	194,209
220,219	Swire Properties Ltd.	585,942
147,968	Tian An China Investment	129,455
169,972	Wheelock & Co. Ltd.	693,155
118,000	Yanlord Land Group Ltd. (Singapore)	104,334
1,069,832	Yuexiu Property Co. Ltd.	220,554
375,942	Yuexiu Real Estate Investment Trust, REIT	177,773
		23,777,945

	Total Common Stocks - 99.9%
	(Cost $32,576,504)	26,910,962

	Investments of Collateral for Securities Loaned - 2.0%
529,328	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)	529,328
	(Cost $529,328)

	Total Investments - 101.9%
	(Cost $33,105,832)	27,440,290
	Liabilities in excess of Other Assets - (1.9%)	(512,017)
	Net Assets - 100.0%	$ 26,928,273

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at February 28, 2014.
(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $501,736 and the total market value of the collateral held by the Fund was $529,328.
(d)	Interest rate shown reflects yield as of February 28, 2014.

Securities are classified by sectors that represent broad groupings of related industries.
% of Long-Term
Country Breakdown	Investments
China	98.8%
Singapore	1.2%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$34,034,275	$426,153	$(7,020,138)	$(6,593,985)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$26,911	$-	$-	$26,911
Investments of Collateral for Securities Loaned	529	-	-	529
Total	$27,440	$-	$-	$27,440

During the nine months ended February 28, 2014, there were no transfers between levels.

HAO Guggenheim China Small Cap ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Basic Materials - 9.6%
5,530,000	Aluminum Corp. of China Ltd.(a) (b)	$ 1,980,840
1,509,965	Angang Steel Co. Ltd.(a) (b)	947,492
559,508	Billion Industrial Holdings Ltd.	307,832
2,487,965	China BlueChemical Ltd.	1,452,185
1,234,016	China Hongqiao Group Ltd.	767,976
5,149,917	China Lumena New Materials Corp.(a)	915,712
1,826,965	China Molybdenum Co. Ltd.(b)	739,162
5,273,936	China Precious Metal Resources Holdings Co. Ltd.(a) (b)	706,720
723,000	China Sanjiang Fine Chemicals Co. Ltd.	345,614
1,447,965	Dongyue Group Ltd.(a)	535,451
1,251,968	Fufeng Group Ltd.	496,848
2,783,962	Huabao International Holdings Ltd.	1,334,399
2,275,965	Hunan Nonferrous Metal Corp. Ltd.(b)	683,284
3,030,965	Lee & Man Paper Manufacturing Ltd.	1,812,084
2,419,962	Maanshan Iron & Steel(a) (b)	567,492
2,087,965	MMG Ltd. (Australia)(a) (b)	355,121
2,343,965	Nine Dragons Paper Holdings Ltd.	1,793,978
11,879,586	North Mining Shares Co. Ltd.(b)	489,813
5,949,905	Shougang Concord International Enterprises Co. Ltd.(b)	295,155
2,455,965	Sinofert Holdings Ltd.	373,408
4,869,914	Sinopec Shanghai Petrochemical Co. Ltd.	1,455,757
2,935,947	Sinopec Yizheng Chemical Fibre Co. Ltd.(a) (b)	624,183
1,678,000	Tiangong International Co. Ltd.	464,847
1,280,895	Xingda International Holdings Ltd.	670,068
1,453,965	Yingde Gases Group Co. Ltd.	1,302,022
400,000	Yip's Chemical Holdings Ltd.	304,082
1,218,468	Zhaojin Mining Industry Co. Ltd.(a)	805,399
8,350,000	Zijin Mining Group Co. Ltd.(a)	1,818,246
		24,345,170

	Communications - 9.0%
70,659	21Vianet Group, Inc., ADR(a) (b)	1,836,427
141,000	Asia Satellite Telecommunications Holdings Ltd.	614,066
25,376	Bitauto Holdings Ltd., ADR(a) (b)	1,015,040
841,500	BYD Electronic International Co. Ltd.(b)	489,001
1,050,000	China All Access Holdings Ltd.	447,813
3,347,937	China Communications Services Corp. Ltd.	1,574,525
1,865,000	CITIC Telecom International Holdings Ltd.	677,653
1,138,868	Comba Telecom Systems Holdings Ltd.(a) (b)	381,528
1,735,965	Coolpad Group Ltd.	1,165,355
75,002	E-Commerce China Dangdang, Inc., ADR(a) (b)	1,054,528
150,943	Giant Interactive Group, Inc., ADR(a)	1,717,731
46,125	Perfect World Co. Ltd., ADR(a)	1,043,348
44,597	Phoenix New Media Ltd., ADR(a) (b)	480,756
170,809	Renren, Inc., ADR(a) (b)	616,621
22,778	SouFun Holdings Ltd., ADR(a)	1,794,451
802,000	TCL Communication Technology Holdings Ltd.	882,494
23,974	Vipshop Holdings Ltd., ADR(a) (b)	3,148,266
4,059,336	VODone Ltd.(b)	627,647
19,079	YY, Inc., ADR(a) (b)	1,436,458
883,102	ZTE Corp.(a) (b)	1,870,649
		22,874,357

	Consumer, Cyclical - 15.8%
836,005	361 Degrees International Ltd.	215,436
2,883,940	Air China Ltd.	1,880,253
777,005	Ajisen China Holdings Ltd.	859,996
1,073,972	Anta Sports Products Ltd.	1,660,557
1,033,932	Baoxin Auto Group Ltd.	852,612
4,015,933	Bosideng International Holdings Ltd.	719,252
4,635,936	China Dongxiang Group Co.(a)	919,894
2,627,965	China Eastern Airlines Corp. Ltd.(b)	954,879
757,000	China Lilang Ltd.	487,692
26,279	China Lodging Group Ltd., ADR(b)	740,017
2,409,965	China Southern Airlines Co. Ltd.	838,405
3,379,937	China Travel International Investments	705,510
579,460	China Yongda Automobiles Services Holdings Ltd.	530,851
1,168,968	China ZhengTong Auto Services Holdings Ltd.(b)	653,690
7,220,000	ChinaVision Media Group Ltd.(b) (c) (d)	595,383
1,123,968	Dah Chong Hong Holdings Ltd.	699,489
1,261,008	Digital China Holdings Ltd.	1,252,713
743,983	Golden Eagle Retail Group Ltd.	1,156,085
14,906,727	GOME Electrical Appliances Holding Ltd.	2,496,923
2,825,543	Hengdeli Holdings Ltd.	582,507
602,000	Hisense Kelon Electrical Holdings Co. Ltd.(b)	963,380
29,663	Home Inns & Hotels Management, Inc., ADR(a) (b)	1,111,473
1,396,465	Intime Retail Group Co. Ltd.(a)	1,425,065
1,276,968	LI Ning Co. Ltd.(a) (b)	982,277
1,385,965	Maoye International Holdings Ltd.(a)	208,938
909,968	Minth Group Ltd.	1,822,035
1,333,895	Newocean Energy Holdings Ltd.(a)	1,249,498
1,879,965	Parkson Retail Group Ltd.(a)	523,218
449,000	Ports Design Ltd.	299,100
1,731,965	Qingling Motors Co. Ltd.	511,039
9,624,845	REXLot Holdings Ltd.(a)	1,401,366
901,972	Shanghai Pharmaceuticals Holding Co. Ltd.	2,347,599
623,038	Shenzhou International Group Holdings Ltd.	2,175,521
918,476	Sinotruk Hong Kong Ltd.	481,661
2,653,945	Skyworth Digital Holdings Ltd.	1,354,150
1,464,019	Springland International Holdings Ltd.	613,069
718,000	TCL Multimedia Technology Holdings Ltd.	304,369
578,500	Weiqiao Textile Co.	311,573
1,228,000	Welling Holding Ltd.	332,275
1,115,000	Xinchen China Power Holdings Ltd.(a) (b)	649,371
618,000	Xinhua Winshare Publishing and Media Co. Ltd.	351,161
907,500	XTEP International Holdings	440,826
1,231,000	Ying LI International Real Estate Ltd. (Singapore)(b)	301,263
904,000	Zhongsheng Group Holdings Ltd.	1,297,577
		40,259,948

	Consumer, Non-cyclical - 16.5%
13,388	51job, Inc., ADR(a) (b)	1,008,116
684,000	Anhui Expressway Co. Ltd.	350,767
3,359,938	Anxin-China Holdings Ltd.	727,311
1,226,972	Asian Citrus Holdings Ltd.	297,216
211,551	Biostime International Holdings Ltd.	1,887,619
391,000	Changshouhua Food Co. Ltd.	407,069
3,084,938	China Agri-Industries Holdings Ltd.	1,323,641
1,020,000	China Foods Ltd.(b)	369,306
1,366,968	China Huiyuan Juice Group Ltd.(b)	748,560
1,477,003	China Medical System Holdings Ltd.	1,897,388
514,000	China Minzhong Food Corp. Ltd.(a)	381,432
4,739,024	China Modern Dairy Holdings Ltd.(a) (b)	2,326,448
1,943,976	China Pharmaceutical Group Ltd.	1,753,349
427,000	China Shineway Pharmaceutical Group Ltd.	662,421
1,880,965	China Yurun Food Group Ltd.(a) (b)	1,139,090
10,319,856	CP Pokphand Co. Ltd.(a)	1,050,462
1,335,968	Dalian Port PDA Co. Ltd.	301,241
3,145,953	Global Bio-Chem Technology Group Co. Ltd.(b)	198,622
946,899	Goodbaby International Holdings Ltd.	547,809
304,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	981,207
1,885,013	Hua Han Bio-Pharmaceutical Holdings Ltd.(a)	449,330
1,705,965	Jiangsu Expressway Co. Ltd.	2,171,734
567,000	Labixiaoxin Snacks Group Ltd.	431,768
1,507,889	Lijun International Pharmaceutical Holding Co. Ltd.	522,638
712,000	Magic Holdings International Ltd.	571,541
513,029	Microport Scientific Corp.	366,211
736,000	Prince Frog International Holdings Ltd.	275,963
1,129,972	Real Nutriceutical Group Ltd.	234,408
388,500	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,384,094
1,621,965	Shenguan Holdings Group Ltd.(a)	677,121
1,043,976	Shenzhen Expressway Co. Ltd.	460,041
1,222,231	Shenzhen International Holdings Ltd.	1,593,725
1,237,968	Sichuan Expressway Co. Ltd.	341,352
3,412,988	Sihuan Pharmaceutical Holdings Group Ltd.	4,129,333
47,548	TAL Education Group, ADR(a) (b)	1,127,839
929,937	Tenfu Cayman Holdings Co. Ltd.	445,734
1,721,006	Tibet 5100 Water Resources Holdings Ltd.	827,124
402,000	Tong Ren Tang Technologies Co. Ltd.	1,406,292
1,501,968	Uni-President China Holdings Ltd.(a)	1,499,829
861,993	United Laboratories International Holdings Ltd.(a) (b)	534,230
764,000	Vinda International Holdings Ltd.(a)	1,216,722
746,483	Wumart Stores, Inc.	883,924
980,000	Yuexiu Transport Infrastructure Ltd.	476,044
2,011,965	Zhejiang Expressway Co. Ltd.	1,765,416
		42,151,487

	Diversified - 0.4%
1,770,965	C C Land Holdings Ltd.	387,917
4,495,936	CITIC Resources Holdings Ltd.(b)	527,158
		915,075

	Energy - 5.3%
1,407,890	Anton Oilfield Services Group(a)	972,329
2,403,918	Beijing Jingneng Clean Energy Co. Ltd.	1,452,687
1,901,029	China Suntien Green Energy Corp. Ltd.	805,868
788,000	CIMC Enric Holdings Ltd.	1,212,300
1,329,965	Hidili Industry International Development Ltd.(b)	166,223
900,000	Hilong Holding Ltd.	660,993
181,758	Inner Mongolia Yitai Coal Co. Ltd.	228,572
42,518	JA Solar Holdings Co. Ltd., ADR(a) (b)	436,235
27,453	JinkoSolar Holding Co. Ltd., ADR(a) (b)	898,262
1,450,027	MIE Holdings Corp.	276,514
102,949	ReneSola Ltd., ADR(a) (b)	392,236
4,617,770	Shougang Fushan Resources Group Ltd.(a)	1,225,685
1,379,900	Sinopec Kantons Holdings Ltd.	1,511,284
1,303,895	SPT Energy Group, Inc.	752,662
103,322	Trina Solar Ltd., ADR(a) (b)	1,656,252
5,273,905	United Energy Group Ltd.(b)	849,419
		13,497,521

	Financial - 14.5%
1,783,965	Agile Property Holdings Ltd.	1,523,980
1,433,968	Beijing Capital Land Ltd.	587,552
2,166,000	China Aoyuan Property Group Ltd.	421,420
1,207,968	China Everbright Ltd.	1,593,804
494,500	China Galaxy Securities Co. Ltd.(b)	312,844
1,109,968	China Overseas Grand Oceans Group Ltd.(a)	793,749
2,034,358	China SCE Property Holdings Ltd.	453,475
3,273,950	China South City Holdings Ltd.(a)	1,640,972
1,291,368	China Taiping Insurance Holdings Co. Ltd.(b)	2,159,754
3,524,023	Chongqing Rural Commercial Bank	1,471,171
2,856,000	CIFI Holdings Group Co. Ltd.	574,067
90,726	E-House China Holdings Ltd., ADR	1,135,889
3,233,945	Fantasia Holdings Group Co. Ltd.	562,530
2,121,965	Far East Horizon Ltd.	1,531,108
3,703,916	Franshion Properties China Ltd.	1,150,158
3,475,933	Glorious Property Holdings Ltd.(b)	519,528
601,483	Greentown China Holdings Ltd.	787,402
1,423,965	Guangzhou R&F Properties Co. Ltd.	1,930,166
1,157,968	Hopson Development Holdings Ltd.(a) (b)	1,078,734
2,608,965	Kaisa Group Holdings Ltd.(a)	884,104
1,783,465	KWG Property Holding Ltd.	903,102
2,204,968	Mingfa Group International Co. Ltd.(b)	568,214
24,441	Noah Holdings Ltd., ADR(a)	412,808
2,719,948	Poly Property Group Co. Ltd.	1,244,138
1,406,965	Powerlong Real Estate Holdings Ltd.	253,799
15,021,745	Renhe Commercial Holdings Co. Ltd.(a) (b)	754,857
647,998	Shanghai Industrial Holdings Ltd.(a)	2,208,406
2,007,965	Shanghai Industrial Urban Development Group Ltd.(b)	408,783
3,019,945	Shenzhen Investment Ltd.	1,011,700
5,192,412	Shui On Land Ltd.	1,431,734
2,271,465	SOHO China Ltd.	1,720,929
2,452,003	Sunac China Holdings Ltd.	1,298,501
1,413,976	Wanda Commercial Properties Group Co. Ltd.(b)	583,004
68,760	Xinyuan Real Estate Co. Ltd., ADR(a)	313,546
787,000	Yanlord Land Group Ltd. (Singapore)	695,855
7,189,882	Yuexiu Property Co. Ltd.	1,482,249
2,984,000	Yuzhou Properties Co. Ltd.	657,468
		37,061,500

	Industrial - 17.8%
602,000	Asia Cement China Holdings Corp.	420,412
3,359,928	AviChina Industry & Technology Co. Ltd.	2,047,720
1,629,965	BBMG Corp.	1,213,908
2,053,965	Beijing Capital International Airport Co. Ltd.	1,556,144
827,000	Chaowei Power Holdings Ltd.	405,985
2,645,951	China Aerospace International Holdings Ltd.	279,560
3,620,937	China COSCO Holdings Co. Ltd.(a) (b)	1,558,285
821,000	China High Precision Automation Group Ltd.(b) (c) (d)	54,373
1,787,965	China High Speed Transmission Equipment Group Co. Ltd.(a) (b)	1,326,970
836,300	China International Marine Containers Group Co. Ltd.	2,040,899
1,320,968	China Lesso Group Holdings Ltd.	793,154
1,036,000	China Machinery Engineering Corp.	756,872
1,627,965	China National Materials Co. Ltd.	299,958
2,445,965	China Resources Cement Holdings Ltd.	1,809,013
4,872,919	China Rongsheng Heavy Industries Group Holdings Ltd.(a) (b)	960,639
2,392,948	China Shanshui Cement Group Ltd.	844,818
5,225,912	China Shipping Container Lines Co. Ltd.(a) (b)	1,292,834
1,799,965	China Shipping Development Co. Ltd.(b)	1,171,211
597,946	China Singyes Solar Technologies Holdings Ltd.	726,529
1,144,000	China Water Affairs Group Ltd.	372,929
1,955,165	China Zhongwang Holdings Ltd.(b)	584,455
799,988	Cosco International Holdings Ltd.	330,878
553,940	CPMC Holdings Ltd.	460,365
2,582,962	CSR Corp. Ltd.	1,943,616
473,400	Dongfang Electric Corp. Ltd.(a)	757,582
550,000	First Tractor Co. Ltd.	348,664
785,042	Greatview Aseptic Packaging Co. Ltd.	428,882
1,993,965	Guangshen Railway Co. Ltd.	904,357
282,200	Guangzhou Shipyard International Co. Ltd.	618,138
892,988	Haitian International Holdings Ltd.	1,930,710
939,972	Harbin Electric Co. Ltd.	591,036
2,517,000	Hi Sun Technology China Ltd.(b)	814,023
1,434,968	Honghua Group Ltd.	395,672
1,502,968	Kingboard Laminates Holdings Ltd.	571,283
2,617,923	Lonking Holdings Ltd.(b)	519,466
3,808,933	Metallurgical Corp. of China Ltd.(b)	642,916
2,659,945	NVC Lighting Holdings Ltd.	733,442
1,103,968	Sany Heavy Equipment International Holdings Co. Ltd.	305,826
3,931,933	Shanghai Electric Group Co. Ltd.	1,342,553
2,018,965	Sinotrans Ltd.	900,087
1,792,965	Sinotrans Shipping Ltd.	598,344
1,620,882	SITC International Holdings Co. Ltd.	737,234
369,960	SOCAM Development Ltd.	359,900
888,946	Sunny Optical Technology Group Co. Ltd.(a)	845,301
1,254,000	Tech Pro Technology Development Ltd.(b)	633,378
2,131,965	Tianjin Port Development Holdings Ltd.	332,388
990,005	Tianneng Power International Ltd.	382,682
623,978	Wasion Group Holdings Ltd.	367,422
3,514,010	West China Cement Ltd.	398,442
591,229	Xinjiang Goldwind Science & Technology Co. Ltd.	663,519
155,366	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	960,162
3,033,996	Yuanda China Holdings Ltd.	226,737
709,524	Zhuzhou CSR Times Electric Co. Ltd.	2,248,960
2,005,200	Zoomlion Heavy Industry Science and Technology Co. Ltd.(a)	1,495,946
		45,306,579

	Technology - 7.4%
36,836	AutoNavi Holdings Ltd., ADR(a) (b)	766,557
15,134	Changyou.com Ltd., ADR(a) (b)	442,518
1,446,000	China ITS Holdings Co. Ltd.	316,736
1,570,021	Chinasoft International Ltd.(b)	477,416
19,873,726	Hanergy Solar Group Ltd.(a) (b)	2,765,557
1,219,968	Ju Teng International Holdings Ltd.	930,571
1,999,965	Kingdee International Software Group Co. Ltd.(b)	726,693
1,038,972	Kingsoft Corp. Ltd.(a)	3,534,169
359,960	NetDragon Websoft, Inc.	772,696
42,271	NQ Mobile, Inc., ADR(a) (b)	820,480
104,918	Pactera Technology International Ltd., ADR(b)	755,410
34,904	RDA Microelectronics, Inc., ADR(a)	630,366
31,506,455	Semiconductor Manufacturing International Corp.(a) (b)	2,719,906
91,776	Shanda Games Ltd., ADR(b)	607,557
1,158,000	Shunfeng Photovoltaic International Ltd.(b)	1,044,446
1,247,968	TPV Technology Ltd.	266,926
1,295,468	Travelsky Technology Ltd.	1,306,977
		18,884,981

	Utilities - 3.6%
3,480,027	China Datang Corp. Renewable Power Co. Ltd.(a)	695,014
5,359,877	China Oil & Gas Group Ltd.	953,045
3,385,945	China Power International Development Ltd.(a)	1,125,587
6,019,640	China Power New Energy Development Co. Ltd.(b)	535,179
8,450,000	China WindPower Group Ltd.(b)	816,578
4,647,919	Datang International Power Generation Co. Ltd.	1,868,498
1,997,965	Huadian Power International Corp. Ltd.	849,535
4,456,023	Huaneng Renewables Corp. Ltd.	1,946,376
574,000	Tianjin Development Holdings Ltd.(b)	373,493
		9,163,305

	Total Common Stocks - 99.9%
	(Cost $272,572,075)	254,459,923

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 18.7%
47,538,142	BNY Mellon Securities Lending Overnight Fund, 0.1057%(e) (f)	47,538,142
	(Cost $47,538,142)

	Total Investments - 118.6%
	(Cost $320,110,217)	301,998,065
	Liabilities in excess of Other Assets - (18.6%)	(47,437,425)
	Net Assets - 100.0%	$ 254,560,640

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	Non-income producing security.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $649,756 which represents 0.3% of net assets.

(d)	Illiquid security.
(e)	At February 28, 2014, the total market value of the Fund's securities on loan was $43,716,335 and the total market value of the collateral held by the Fund was $47,538,142.
(f)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

Country Breakdown	% of Common Stocks
China	99.5%
Singapore	0.4%
Australia	0.1%

Currency Denomination	% of Common Stocks
Hong Kong Dollar	95.0%
United States Dollar	4.5%
Singapore Dollar	0.5%

Subject to change daily.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 323,384,202	$ 30,262,810	$ (51,648,947)	$ (21,386,137)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities were determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a pricing committee (the “Pricing Committee”), which is comprised of employees of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) or its affiliates responsible for implementing the valuation procedures established by the Fund.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The valuation techniques and significant inputs used in determining the value of holdings categorized as Level 3 in the fair value hierarchy are as follows:
· Last available publicly-traded price. For halted securities, the Pricing Committee considers the last trade price.
· The last trade price has been adjusted after considering relevant news on the security, length of time the security has not traded, indication of interest broker bids, lack of an active market in which the security can be traded, and general market movement.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$24,345	$-	$-	$24,345
Communications	22,874	-	-	22,874
Consumer, Cyclical	39,665	595	-	40,260
Consumer, Non-cyclical	42,151	-	-	42,151
Diversified	915	-	-	915
Energy	13,498	-	-	13,498
Financial	37,062	-	-	37,062
Industrial	45,253	-	54	45,307
Technology	18,885	-	-	18,885
Utilities	9,163	-	-	9,163
Investments of Collateral for Securities Loaned	47,538	-	-	47,538
Total	$301,349	$595	$54	$301,998

The transfers in and out of the valuation levels for the Guggenheim China Small Cap ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

	$(000s	)
Transfers from Level 1 to Level 2	$595
Transfer from Level 2 to Level 1	$618

The transfer from Level 1 to Level 2 is a result of ChinaVision Media Group Ltd. being halted on the principal exchange on which it trades.

The transfer from Level 2 to Level 1 is a result of Guangzhou Shipyard International Co. Ltd. resuming trading on the principal exchange on which it trades.

The following table presents the activity of the Guggenheim China Small Cap ETF’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 28, 2014.

Level 3 Holdings	Common Stock Value in $000s
(value in $000s)
Beginning Balance at 5/31/13	$1,304
Net Realized Gain/Loss	(5,114)
Change in Unrealized Gain/Loss	3,864
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 2/28/14	$54

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim China Small Cap ETF holdings categorized as Level 3 at February 28, 2014.

Investments, at Value	Value as of February 28, 2014	Valuation Technique	Unobservable Inputs
Industrial	$54,373	Last Trade with Adjustment	58% Discount

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase

FRN Guggenheim Frontier Markets ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 89.3%
	Argentina - 13.3%
42,738	Banco Macro SA, ADR(a) (b)	$ 1,000,069
69,864	BBVA Banco Frances SA, ADR(b)	489,048
49,085	Cresud SACIF y A, ADR	461,399
53,198	Grupo Clarin SA, Class B, GDR(a) (b)	309,878
102,059	Grupo Financiero Galicia SA, ADR(a)	1,037,940
37,068	IRSA Inversiones y Representaciones SA, ADR(a)	412,567
97,931	Petrobras Argentina SA, ADR(b)	485,738
50,016	Telecom Argentina SA, ADR	846,771
199,666	YPF SA, ADR	5,373,012
		10,416,422

	Chile - 39.1%
43,292	Banco de Chile, ADR	3,292,790
167,741	Banco Santander Chile, ADR	3,619,851
345,082	Cencosud SA, ADR(a)	3,133,345
72,301	Cia Cervecerias Unidas SA, ADR	1,624,603
127,658	Corpbanca SA, ADR(a)	2,255,717
113,562	Empresa Nacional de Electricidad SA, ADR(a)	4,640,143
396,792	Enersis SA, ADR	5,646,350
340,433	Latam Airlines Group SA, ADR(a)	5,242,668
26,718	Vina Concha y Toro SA, ADR(a)	1,064,445
		30,519,912

	Colombia - 8.3%
188,673	Ecopetrol SA, ADR(a)	6,477,144

	Egypt - 7.6%
846,656	Commercial International Bank Egypt SAE, GDR	4,101,202
572,954	Global Telecom Holding, GDR(b)	1,835,744
		5,936,946

	Isle of Man - 1.1%
76,804	Nostrum Oil & Gas, LP, GDR(a)	825,643

	Kazakhstan - 5.8%
110,307	Halyk Savings Bank of Kazakhstan JSC, GDR(a)	1,036,886
180,380	KazMunaiGas Exploration Production JSC, GDR(a)	2,606,491
62,223	KCell JSC, GDR(a)	920,900
		4,564,277

	Lebanon - 2.1%
124,664	Solidere, GDR(b)	1,620,632

	Nigeria - 4.1%
428,057	Guaranty Trust Bank PLC, GDR	3,210,428

	Peru - 6.8%
66,279	Cementos Pacasmayo SAA, ADR(a)	626,337
206,109	Cia de Minas Buenaventura SAA, ADR	2,596,973
108,542	Grana y Montero SA, ADR(a) (b)	2,059,042
		5,282,352

	Ukraine - 1.1%
31,194	Avangardco Investments Public Ltd., GDR(a) (b)	311,784
35,813	MHP SA, GDR	516,065
		827,849

	Total Common Stocks - 89.3%
	(Cost $88,581,406)	69,681,605

	Preferred Stocks - 10.7%
	Chile - 5.3%
39,846	Embotelladora Andina SA, Class B, ADR(a)	918,450
104,188	Sociedad Quimica y Minera de Chile SA, ADR	3,208,991
		4,127,441

	Colombia - 4.8%
74,694	Bancolombia SA, ADR(a)	3,772,047

	Panama - 0.6%
26,235	Avianca Holdings SA, ADR(b)	430,779

	Total Preferred Stocks - 10.7%
	(Cost $11,419,278)	8,330,267

	Total Long-Term Investments - 100.0%
	(Cost $100,000,684)	78,011,872

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 21.8%
17,027,045	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)	17,027,045
	(Cost $17,027,045)

	Total Investments - 121.8%
	(Cost $117,027,729)	95,038,917
	Liabilities in excess of Other Assets - (21.8%)	(16,981,452)
	Net Assets - 100.0%	$ 78,057,465

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAA - Open Corporation
SAE - Corporation

(a) Security, or portion thereof, was on loan at February 28, 2014.
(b) Non-income producing security.
(c) At February 28, 2014, the total market value of the Fund's securities on loan was $16,595,687 and the total market value of the collateral held by the Fund was $17,027,045.
(d) Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

Country Breakdown	% of Long-Term Investments
Chile	44.4%
Argentina	13.3%
Colombia	13.1%
Egypt	7.6%
Peru	6.8%
Kazakhstan	5.8%
Nigeria	4.1%
Lebanon	2.1%
Ukraine	1.1%
Isle of Man	1.1%
Panama	0.6%

Currency Denomination	% of Long-Term Investments
United States	100.0%

Subject to change daily.

Summary of Investments by Sector Classification*
Sector	% of Long-Term Investments
Financial	33.1%
Energy	20.2%
Utilities	13.2%
Consumer, Non-cyclical	10.3%
Basic Materials	7.5%
Consumer, Cyclical	7.3%
Communications	5.0%
Diversified	2.6%
Industrial	0.8%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 119,873,383	$ 4,457,422	$ (29,291,888)	$ (24,834,466)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities were determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$69,682	$-	$-	$69,682
Preferred Stock	8,330	-	-	8,330
Investments of Collateral for Securities Loaned	17,027	-	-	17,027
Total	$95,039	$-	$-	$95,039

During the nine months ended February 28, 2014, there were no transfers between levels.

HGI Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 85.6%
	Argentina - 1.1%
36,339	Cresud SACIF y A, ADR	$ 341,587

	Australia - 3.7%
35,387	Amcor Ltd.	320,144
6,371	Australia & New Zealand Banking Group Ltd.	183,233
6,785	National Australia Bank Ltd.	210,926
43,929	Telstra Corp. Ltd.	198,515
6,874	Westpac Banking Corp.	205,880
		1,118,698

	Austria - 0.9%
7,471	Raiffeisen Bank International AG	260,544

	Belgium - 1.4%
5,667	Ageas	260,208
1,625	Anheuser-Busch InBev NV	170,460
		430,668

	Bermuda - 3.9%
265,000	Johnson Electric Holdings Ltd.	257,452
534,000	K Wah International Holdings Ltd.	413,519
218,800	Man Wah Holdings Ltd.	380,593
23,000	Orient Overseas International Ltd.	113,058
		1,164,622

	Brazil - 1.1%
22,132	AMBEV SA, ADR	159,351
7,328	Ultrapar Participacoes SA, ADR	163,414
		322,765

	Canada - 4.7%
7,303	Baytex Energy Corp.	265,975
16,885	EnCana Corp.	320,477
17,353	Enerplus Corp.(a)	343,937
25,711	Penn West Petroleum Ltd.	211,344
26,900	Talisman Energy, Inc.	277,339
		1,419,072

	Cayman Islands - 5.8%
40,083	Giant Interactive Group, Inc., ADR	456,145
37,305	Himax Technologies, Inc., ADR(a)	515,182
1,619	Mindray Medical International Ltd., ADR(a)	56,568
7,263	SouFun Holdings Ltd., ADR	572,179
29,963	Xinyuan Real Estate Co. Ltd., ADR	136,631
		1,736,705

	Chile - 0.9%
2,658	Banco de Chile, ADR	202,167
3,516	Cia Cervecerias Unidas SA, ADR	79,005
		281,172

	China - 1.8%
3,245	China Petroleum & Chemical Corp., ADR	286,955
2,237	China Telecom Corp. Ltd., ADR(a)	96,750
4,188	Huaneng Power International, Inc., ADR(a)	148,549
		532,254

	Colombia - 0.9%
7,832	Ecopetrol SA, ADR(a)	268,873

	Denmark - 0.7%
3,150	Novo Nordisk A/S, Class B	150,239
1,445	Novozymes A/S	67,261
		217,500

	France - 9.2%
1,143	Air Liquide SA	157,487
2,601	BNP Paribas SA	213,602
344	Dassault Systemes SA	39,568
8,443	GDF Suez	216,779
1,652	Lafarge SA	124,282
654	L'Oreal SA	110,877
854	Pernod-Ricard SA	100,600
2,501	Publicis Groupe SA	237,653
2,411	Schneider Electric SA	215,614
9,384	SCOR SE	328,943
1,814	Sodexo	193,668
2,693	Total SA	174,925
10,971	Veolia Environnement SA	207,742
15,141	Vivendi SA	433,192
		2,754,932

	Germany - 5.9%
874	Adidas AG	101,881
1,124	Bayer AG	159,743
726	Continental AG	176,829
16,922	Deutsche Telekom AG	287,357
12,826	E.ON AG	244,816
5,046	Fresenius Medical Care AG & Co. KGaA, ADR	173,330
1,007	Henkel AG & Co. KGaA	101,933
7,863	RWE AG	315,103
1,153	SAP AG	93,191
503	Volkswagen AG	128,593
		1,782,776

	Hong Kong - 5.2%
84,200	Bank of East Asia Ltd.	348,797
92,000	China Resources Power Holdings Co. Ltd.	222,145
58,000	China Unicom Hong Kong Ltd.	77,273
24,000	Henderson Land Development Co. Ltd.	134,518
47,000	Hong Kong & China Gas Co. Ltd.	101,254
182,000	Lenovo Group Ltd.	194,170
300,000	Shun Tak Holdings Ltd.	183,223
484,000	Sun Hung KAI & Co. Ltd.	317,426
		1,578,806

	India - 1.5%
1,604	HDFC Bank Ltd., ADR	53,878
4,711	ICICI Bank Ltd., ADR	168,088
1,797	Infosys Ltd., ADR	110,821
7,757	Wipro Ltd., ADR(a)	107,047
		439,834

	Indonesia - 0.5%
4,209	Telekomunikasi Indonesia Persero TBK PT, ADR	165,119

	Israel - 2.0%
6,124	Delta-Galil Industries Ltd.	181,731
27,036	Partner Communications Co. Ltd.(b)	249,217
3,764	Teva Pharmaceutical Industries Ltd.	182,710
		613,658

	Italy - 0.5%
6,771	ENI SpA	163,469

	Japan - 2.4%
9,300	Advantest Corp.	100,686
18,000	Isuzu Motors Ltd.	109,166
18,200	Nissan Motor Co. Ltd.	162,447
12,000	Nomura Holdings, Inc.	80,772
4,800	ORIX Corp.	70,543
7,400	Sekisui House Ltd.	92,369
1,900	Toyota Motor Corp.	108,696
		724,679

	Jersey - 0.7%
62,684	Polyus Gold International Ltd.	205,633

	Luxembourg - 0.5%
6,825	Tenaris SA	143,186

	Mexico - 2.5%
4,665	America Movil SAB de CV, Series L, ADR	90,361
954	Fomento Economico Mexicano SAB de CV, ADR	81,681
6,435	Grupo Aeroportuario del Pacifico SAB de CV, ADR	344,980
1,379	Grupo Aeroportuario del Sureste SAB de CV, ADR	153,345
2,025	Industrias Bachoco SAB de CV, ADR	84,949
		755,316

	Netherlands - 0.9%
14,587	Koninklijke Ahold NV	272,285

	Norway - 0.5%
3,512	Yara International ASA	142,684

	Singapore - 1.4%
21,000	DBS Group Holdings Ltd.	273,877
51,000	Singapore Telecommunications Ltd.	144,944
		418,821

	South Africa - 0.4%
32,329	DRDGOLD Ltd., ADR(a)	121,557

	South Korea - 0.3%
2,188	KB Financial Group, Inc., ADR	80,737

	Spain - 1.1%
37,996	Banco Santander SA	344,572

	Sweden - 3.9%
2,649	ASSA Abloy AB	135,021
6,444	Atlas Copco AB, Class A	181,178
19,219	Sandvik AB	268,379
7,319	Swedbank AB, Class A	206,808
17,392	Telefonaktiebolaget LM Ericsson	215,986
21,424	TeliaSonera AB	165,254
		1,172,626

	Switzerland - 1.4%
1,965	Swiss RE AG(b)	183,382
435	Syngenta AG	158,038
3,270	UBS AG(b)	70,056
		411,476

	United Kingdom - 15.5%
6,206	Anglo American PLC	159,229
2,688	ARM Holdings PLC	45,497
3,818	Associated British Foods PLC	191,824
3,610	AstraZeneca PLC	247,075
24,437	Aviva PLC	193,952
6,294	BG Group PLC	114,813
23,824	BP PLC	201,384
19,959	British Sky Broadcasting Group PLC	314,414
44,482	BT Group PLC	305,486
4,667	Imperial Tobacco Group PLC	190,603
6,041	InterContinental Hotels Group PLC	196,604
112,208	Ladbrokes PLC	313,845
96,927	Legal & General Group PLC	390,494
14,891	National Grid PLC	208,250
7,538	Pearson PLC	127,968
11,566	Prudential PLC	262,638
3,577	Rio Tinto PLC	205,762
5,087	Royal Dutch Shell PLC	198,378
14,455	Smith & Nephew PLC	230,495
58,307	Spirent Communications PLC	102,600
6,695	SSE PLC	157,414
14,213	United Utilities Group PLC	185,668
27,585	Vodafone Group PLC(b)	115,109
		4,659,502

	United States - 2.4%
19,746	Comstock Resources, Inc.	390,181
10,416	LinnCo, LLC	317,584
		707,765

	Total Common Stocks - 85.6%
	(Cost $23,660,171)	25,753,893

	Preferred Stocks - 2.4%
	Brazil - 1.6%
25,967	Telefonica Brasil SA, ADR	484,285

	Chile - 0.3%
3,790	Embotelladora Andina SA, Class B, ADR(a)	87,359

	Colombia - 0.5%
2,771	BanColombia SA, ADR(a)	139,935

	Total Preferred Stocks - 2.4%
	(Cost $993,202)	711,579

	Master Limited Partnership - 0.3%
	United States - 0.3%
11,840	SandRidge Mississippian Trust II	99,101
	(Cost $145,099)

	Royalty Trusts - 1.4%
	United States - 1.4%
3,379	BP Prudhoe Bay Royalty Trust	272,009
10,941	SandRidge Permian Trust	140,045
	(Cost $449,764)	412,054

	Exchange Traded Fund - 0.4%
1,800	iShares MSCI EAFE Index Fund	121,410
	(Cost $119,780)

	Closed End Funds - 9.4%
24,541	Alpine Global Premier Properties Fund	176,204
36,871	Alpine Total Dynamic Dividend Fund	311,929
14,401	BlackRock International Growth and Income Trust	120,536
5,866	BlackRock Utility and Infrastructure Trust	109,988
23,071	Calamos Global Dynamic Income Fund(a)	210,638
22,510	CBRE Clarion Global Real Estate Income Fund(a)	188,859
19,761	Clough Global Opportunities Fund	258,276
5,772	Cohen & Steers Infrastructure Fund	124,791
5,144	Duff & Phelps Global Utility Income Fund, Inc.	99,999
16,038	Eaton Vance Tax-Advantaged Global Dividend Income Fund	272,486
9,220	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	225,521
11,055	ING Global Equity Dividend & Premium Opportunity Fund	100,379
4,494	Kayne Anderson Energy Total Return Fund, Inc.(a)	122,057
8,454	Macquarie Global Infrastructure Total Return Fund, Inc.(a)	197,486
39,605	Wells Fargo Advantage Global Dividend Opportunity Fund	305,355
	(Cost $2,770,175)	2,824,504

	Total Long-Term Investments - 99.5%
	(Cost $28,138,191)	29,922,541

	Investments of Collateral for Securities Loaned - 5.8%
1,743,737	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)	1,743,737
	(Cost $1,743,737)

	Total Investments - 105.3%
	(Cost $29,881,928)	31,666,278
	Liabilities in excess of Other Assets - (5.3%)	(1,599,485)
	Net Assets - 100.0%	$ 30,066,793

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
KGaA - Limited Partnership
LLC - Limited Liability Company
NV - Publicly Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SAB de CV - Publicly Traded Company

(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	Non-income producing security.
(c)
At February 28, 2014, the total market value of the Fund's securities on loan was $1,747,264 and the total market value of the collateral held by the Fund was $1,800,988, consisting of cash collateral of $1,743,737 and U.S. Government and Agency securities valued at $57,251.

(d)	Interest rate shown reflects yield as of February 28, 2014.

Summary of Investments by Sector Classification
% of Long-Term Investments
Financial	19.8%
Communications	16.2%
Energy	13.5%
Consumer, Non-cyclical	11.3%
Industrial	7.9%
Utilities	6.7%
Consumer, Cyclical	6.5%
Basic Materials	4.6%
Technology	3.7%
Closed End Funds	9.4%
Exchange Traded Fund	0.4%

Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 31,125,936	$ 3,602,285	$ (3,061,943)	$ 540,342

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$25,754	$-	$-	$25,754
Preferred Stock	712	-	-	712
Royalty Trusts	412	-	-	412
Closed End Funds	2,824	-	-	2,824
Master Limited Partnerships	99	-	-	99
Exchange Traded Fund	121	-	-	121
Investments of Collateral for Securities Loaned	1,744	-	-	1,744
Total	$31,666	$-	$-	$31,666

During the nine months ended February 28, 2014, there were no transfers between levels.

SEA Guggenheim Shipping ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 84.0%
	Bermuda - 27.3%
3,938,410	COSCO Pacific Ltd.	$ 5,277,567
265,762	GasLog Ltd.	5,596,948
304,836	Knightsbridge Tankers Ltd.(a)	3,158,101
373,465	Nordic American Tankers Ltd.(a)	3,947,525
700,060	Orient Overseas International Ltd.	3,441,195
5,426,541	Pacific Basin Shipping Ltd.	3,391,129
218,956	Ship Finance International Ltd.	4,120,752
121,215	Stolt-Nielsen Ltd.	3,732,961
629,142	Tsakos Energy Navigation Ltd.	4,341,080
		37,007,258

	Denmark - 23.3%
2,253	AP Moller - Maersk A/S, Class B	27,562,566
81,213	D/S Norden A/S	4,005,712
		31,568,278

	Japan - 11.3%
2,286,000	Kawasaki Kisen Kaisha Ltd.	5,151,423
3,198,000	Nippon Yusen KK	10,183,217
		15,334,640

	Marshall Islands - 15.0%
181,365	Costamare, Inc.(a)	3,650,877
357,992	Navios Maritime Holdings, Inc.(a)	3,433,143
148,969	Seaspan Corp.(a)	3,249,014
106,133	Teekay Corp.	6,341,447
773,764	Teekay Tankers Ltd., Class A(a)	3,636,691
		20,311,172

	Singapore - 4.4%
1,815,000	SembCorp Marine Ltd.	5,889,042

	United States - 2.7%
151,473	Matson, Inc.	3,653,529

	Total Common Stocks - 84.0%
	(Cost $99,851,250)	113,763,919

	Master Limited Partnerships - 15.9%
	Marshall Islands - 15.9%
313,680	Capital Product Partners, LP(a)	3,375,197
130,196	Golar LNG Partners, LP	3,933,221
241,339	Navios Maritime Partners, LP	4,126,897
120,390	Teekay LNG Partners, LP	5,016,651
153,469	Teekay Offshore Partners, LP	5,027,645
	(Cost $19,578,409)	21,479,611

	Total Long-Term Investments - 99.9%
	(Cost $119,429,659)	135,243,530

	Investments of Collateral for Securities Loaned - 12.2%
16,542,332	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)	16,542,332
	(Cost $16,542,332)

	Total Investments - 112.1%
	(Cost $135,971,991)	151,785,862
	Liabilities in excess of Other Assets - (12.1%)	(16,437,611)
	Net Assets - 100.0%	$ 135,348,251

A/S - Limited Liability Stock Company or Stock Company
KK - Joint Stock Company
LP - Limited Partnership

(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	At February 28, 2014, the total market value of the Fund's securities on loan was $16,034,422 and the total market value of the collateral held by the Fund was $16,542,332.
(c)	Interest rate shown reflects yield as of February 28, 2014.

Summary of Investments by Sector Classification
Sector	% of Long-Term Investments
Industrial	96.1%
Financial	3.9%

Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 136,992,864	$ 16,989,524	$ (2,196,526)	$ 14,792,998

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$113,764	$-	$-	$113,764
Master Limited Partnerships	21,480	-	-	21,480
Investments of Collateral for Securities Loaned	16,542	-	-	16,542
Total	$151,786	$-	$-	$151,786

During the nine months ended February 28, 2014, there were no transfers between levels.

CUT Guggenheim Timber ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 95.9%
	Brazil - 5.5%
880,571	Duratex SA	$ 4,097,520
1,091,317	Fibria Celulose SA, ADR(a) (b)	11,731,658
		15,829,178

	Canada - 12.2%
617,943	Canfor Corp.(a)	16,395,488
370,758	West Fraser Timber Co. Ltd.	18,769,844
		35,165,332

	Finland - 9.5%
1,292,551	Stora Enso OYJ, R Shares	14,736,889
696,370	UPM-Kymmene OYJ	12,657,180
		27,394,069

	Ireland - 9.3%
960,001	Smurfit Kappa Group PLC	26,770,041

	Japan - 10.4%
905,000	Hokuetsu Kishu Paper Co. Ltd.	4,114,241
442,300	Nippon Paper Industries Co. Ltd.(b)	8,714,694
1,929,000	Oji Holdings Corp.	9,204,164
767,700	Sumitomo Forestry Co. Ltd.	7,837,588
		29,870,687

	Portugal - 5.1%
3,320,954	Portucel SA	14,778,469

	South Africa - 3.2%
514,855	Mondi Ltd.	9,264,922

	Spain - 1.4%
1,238,324	Ence Energia y Celulosa SA	4,156,058

	Sweden - 9.1%
268,854	Holmen AB, B Shares	10,081,526
535,479	Svenska Cellulosa AB SCA, B Shares	16,275,907
		26,357,433

	United States - 30.2%
96,956	Domtar Corp.	10,740,786
186,306	Greif, Inc., Class A	9,326,478
266,138	International Paper Co.	13,011,487
306,224	MeadWestvaco Corp.	11,461,964
233,854	Plum Creek Timber Co., Inc., REIT	10,123,540
173,955	Potlatch Corp., REIT	6,895,576
209,960	Rayonier, Inc., REIT	9,887,016
213,310	Wausau Paper Corp.	2,826,358
437,617	Weyerhaeuser Co., REIT	12,914,078
		87,187,283

	Total Common Stocks - 95.9%
	(Cost $210,551,029)	276,773,472

	Preferred Stock - 1.2%
	Brazil - 1.2%
881,442	Suzano Papel E Celulose SA	3,350,687
	(Cost $2,957,979)

	Participation Notes(c) - 2.6%
	Brazil - 2.6%
887,858	Barclays Bank PLC certificates linked to the performance of Suzano Papel E Celulose SA, Series 0002(a) (d)	3,375,077
887,329	Morgan Stanley BV certificates linked to the performance of Duratex SA, Series 0002(a)	4,128,964
	(Cost $10,960,172)	7,504,041

	Total Long-Term Investments - 99.7%
	(Cost $224,469,180)	287,628,200

	Investments of Collateral for Securities Loaned - 6.9%
19,995,060	BNY Mellon Securities Lending Overnight Fund, 0.1057%(e) (f)	19,995,060
	(Cost $19,995,060)

	Total Investments - 106.6%
	(Cost $244,464,240)	307,623,260
	Liabilities in excess of Other Assets - (6.6%)	(19,198,665)
	Net Assets - 100.0%	$ 288,424,595

AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SCA - Limited Partnership

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at February 28, 2014.
(c)
Participation notes are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security of market.  The return on a participation note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security.

(d)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $3,375,077, which represents 1.2% of net assets.

(e)	At February 28, 2014, the total market value of the Fund's securities on loan was $19,262,375 and the total market value of the collateral held by the Fund was $23,206,051.
(f)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

Summary of Investments by Sector Classification*
Basic Materials	77.4%
Financial	16.5%
Industrial	4.7%
Energy	1.4%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 246,729,332	$ 72,022,327	$ (11,128,399)	$ 60,893,928

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$276,773	$-	$-	$276,773
Preferred Stock	3,351	-	-	3,351
Participation Notes	-	7,504	-	7,504
Investments of Collateral for Securities Loaned	19,995	-	-	19,995
Total	$300,119	$7,504	$-	$307,623

During the nine months ended February 28, 2014, there were no transfers between levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 25, 2014

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 25, 2014